Other non-current assets - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-current restricted cash	€ 1,276	€ 1,158	€ 1,098
Financial assets held at fair value through profit or loss	6,000	1,754	2,351
Other non-current assets	643	549	529
Total other non-current assets	7,919	3,461	€ 3,978
Belgium
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-current restricted cash	700	450
The Netherlands
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-current restricted cash	€ 600	€ 700